Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Summary of paid and/or accrued fees to management personnel and directors

	December 31,	December 31,
	2022	2021

Management	$2,751	$1,978
Directors	154	190
	$2,905	$2,168

Summary of amounts due to related parties

	December 31,	December 31,
	2022	2021

Accounts payable and accrued liabilities	$389	$786
	$389	$786